Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Registrant Name	TATA COMMUNICATIONS LTD
Entity Central Index Key	0001116134
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	285,000,000